Summary of Significant Policies - Concentrations of Credit Risk and Significant Customers (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Customer Concentration Risk | Trade Accounts Receivable, Net | Sanken
Accounting Policies [Line Items]
Concentration risk, percentage			19.80%		33.80%
Customer Concentration Risk | Total Net Sales | Sanken
Accounting Policies [Line Items]
Concentration risk, percentage	16.10%	10.30%	17.40%	10.40%	28.40%	26.40%
Customer Concentration Risk | Previously Reported | Trade Accounts Receivable, Net | Sanken
Accounting Policies [Line Items]
Concentration risk, percentage					33.50%
Total Net Sales | Geographic Concentration Risk | Non-US
Accounting Policies [Line Items]
Concentration risk, percentage	85.40%	82.80%	86.10%	81.80%	81.70%	80.50%
Total Net Sales | Geographic Concentration Risk | Japan
Accounting Policies [Line Items]
Concentration risk, percentage	16.00%	28.80%	17.40%	27.80%	28.40%	26.40%
Total Net Sales | Geographic Concentration Risk | Hong Kong
Accounting Policies [Line Items]
Concentration risk, percentage					18.70%	18.30%
Total Net Sales | Geographic Concentration Risk | Greater China
Accounting Policies [Line Items]
Concentration risk, percentage	28.10%	22.10%	27.90%	20.00%
Total Net Sales | Geographic Concentration Risk | South Korea
Accounting Policies [Line Items]
Concentration risk, percentage	10.70%		10.50%